Indebtedness - Additional Information (Detail) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 16, 2014	Nov. 21, 2014	Aug. 15, 2013	Aug. 14, 2013	Mar. 31, 2016	Mar. 31, 2016	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013	Apr. 04, 2014	Feb. 14, 2014
Debt Instrument [Line Items]
Repayment of term debt						$ 222,633
Debt extinguishment charges						3,931
Short term borrowing, outstanding					$ 4,559	4,559	$ 7,883	$ 3,488
Line of credit ,unused commitment fee								1.60%
Extinguished debt			$ 368,600
Loss on extinguishment of debt	$ (1,019)				(64)	(3,931)		$ (1,019)
Cash paid for interest							41,456	70,609
Amortized debt discount							2,189	3,582
Predecessor
Debt Instrument [Line Items]
Loss on extinguishment of debt				$ (14,042)					$ (4,140)
Cash paid for interest				3,703					$ 22,871
Accrued interest and fees
Debt Instrument [Line Items]
Extinguished debt			$ 490
Bonds Payable, Due August 2021
Debt Instrument [Line Items]
Long term debt carrying value					196,777	196,777	195,727	196,327
Debt issued, principal amount				$ 200,000
Debt issued, interest rate				8.50%
Dollar Tranche A Term Loan, Due September 2020
Debt Instrument [Line Items]
Long term debt carrying value					95,940	95,940	120,002	$ 119,109
Borrowings under Credit Agreement, outstanding											$ 122,000
Line of credit , interest rate terms								The Term Loan A and Term Loan B bear interest equal to the greater of a) Barclay's prime rate, b) 0.50% above the Federal Funds Rate or c) one month Euro Dollar rate plus 1.00% plus an applicable margin of 2.25%, or the LIBOR rate of 1.00% plus an applicable margin of 3.25%
Dollar Tranche B Term Loans, Due September 2020
Debt Instrument [Line Items]
Long term debt carrying value					257,781	257,781	320,734	$ 319,822
Borrowings under Credit Agreement, outstanding										$ 50,000	280,000
Line of credit , interest rate terms								The Term Loan A and Term Loan B bear interest equal to the greater of a) Barclay's prime rate, b) 0.50% above the Federal Funds Rate or c) one month Euro Dollar rate plus 1.00% plus an applicable margin of 2.25%, or the LIBOR rate of 1.00% plus an applicable margin of 3.25%
Sterling Term Loan, Due September 2020
Debt Instrument [Line Items]
Long term debt carrying value					129,569	129,569	242,329	$ 219,933
Borrowings under Credit Agreement, outstanding											145,000
Line of credit , interest rate terms								The Sterling Loan bears interest equal to the greater of a) LIBOR rate or b) 1.00% plus an applicable margin of 5.0%. The Euro Loan bears interest equal to the greater of a) LIBOR rate or b) 1.00% plus an applicable margin of 4.5%.
Debt, variable rate applicable margin	4.50%
Debt, variable rate	1.00%
Euro Term Loan, Due September 2020
Debt Instrument [Line Items]
Long term debt carrying value					151,169	151,169	231,122	$ 189,831
Borrowings under Credit Agreement, outstanding											145,000
Debt, variable rate applicable margin	3.75%
Debt, variable rate	1.00%
U S Revolving Loans [Member]
Debt Instrument [Line Items]
Borrowings under Credit Agreement, outstanding							0	$ 0			50,000
Line of credit , interest rate terms								The US Dollar Revolver bears interest equal to the greater of a) Barclay's prime rate, or b) 0.50% above the Federal Funds Rate plus an applicable margin of 2.25% or the LIBOR rate plus an applicable margin of 3.25%.
Borrowings under Credit Agreement, available aggregate borrowings								$ 135,000
Non U S Revolving Loans [Member]
Debt Instrument [Line Items]
Borrowings under Credit Agreement, outstanding							0	$ 0			$ 50,000
Line of credit , interest rate terms								The Non-US Dollar Revolver bears interest equal to LIBOR plus 4.0%.
Borrowings under Credit Agreement, available aggregate borrowings								$ 135,000
Dollar Tranche C Term Loans, Due September 2020
Debt Instrument [Line Items]
Long term debt carrying value					104,982	104,982		$ 130,030
Line of credit , proceed		$ 135,000
Debt, variable rate		1.00%
London Interbank Offered Rate (LIBOR) [Member] | Non U S Revolving Loans [Member]
Debt Instrument [Line Items]
Debt, variable rate applicable margin								4.00%
London Interbank Offered Rate (LIBOR) [Member] | Dollar Tranche C Term Loans, Due September 2020
Debt Instrument [Line Items]
Debt, variable rate applicable margin		3.25%
Short Term Foreign Debt [Member]
Debt Instrument [Line Items]
Short term borrowing, outstanding							7,883	$ 3,488
Short term borrowing, additional borrowing capacity							$ 3,865	$ 6,685
Short term borrowing, Weighted average interest rate							5.70%	6.00%
Short Term Foreign Debt [Member] | Land and Building [Member]
Debt Instrument [Line Items]
Carrying value of secured assets								$ 12,521
Foreign Borrowings
Debt Instrument [Line Items]
Short term borrowing, outstanding					4,559	4,559	$ 7,883	3,488
Carrying value of secured assets								$ 18,615
Debt, weighted average rate							3.80%	3.40%
Foreign Borrowings | Minimum
Debt Instrument [Line Items]
Debt, variable rate								2.15%
Foreign Borrowings | Maximum
Debt Instrument [Line Items]
Debt, variable rate								5.35%
Bonds
Debt Instrument [Line Items]
Long term debt carrying value					196,777	196,777		$ 196,327
Bonds | Fair Value, Inputs, Level 2
Debt Instrument [Line Items]
Long term debt fair value					$ 205,500	$ 205,500		$ 204,000